Acquisitions and Dispositions (Schedule of Consolidated Balance Sheets) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
East Ohio
Business Acquisition [Line Items]
Cash, restricted cash and equivalents of discontinued operations	$ 9	$ 3